INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Sep. 07, 2019	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Jun. 15, 2019	Jun. 16, 2018	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate									$ 125.8	$ 11.0	$ (301.5)
State income taxes, net of federal benefit									32.3	0.7	(39.8)
Change in valuation allowance									(7.2)	(3.3)	(218.0)
Tax Cuts and Jobs Act										(56.9)	(430.4)
Unrecognized tax benefits									7.7	(16.2)	(36.5)
Member loss											83.1
Charitable donations									(6.9)	(4.4)
Tax Credits									(23.5)	(10.8)	(9.1)
CVR liability adjustment											(20.3)
Reorganization of limited liability companies											46.7
Nondeductible equity-based compensation expense									1.0	3.8	1.6
Other									3.6	(2.8)	(39.6)
Income tax expense (benefit)	$ 22.3	$ 12.9	$ 81.9	$ 1.4	$ (65.4)	$ (11.9)	$ 15.7	$ (3.0)	$ 132.8	$ (78.9)	$ (963.8)